Subsequent Events	9 Months Ended
Sep. 30, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 9 – Subsequent Events

On October 7, 2015, the Company’s majority stockholder advanced the Company $112,500 that was used to pay the security deposits on the 3200 Cushman Circle of $90,000 and 3000 Ember Drive properties of $22,500.

On October 15, 2015 the Company entered into an amendment to the agreement to purchase the property located at 3200 Cushman Circle. The seller agreed to extend the closing date from October 29, 2015 to November 30, 2015 for in consideration for an additional security deposit of $25,000 and an increase in the purchase price by $7,500 for each week the closing extends beyond October 29, 2015.

On October 15, 2015 the Company entered into an amendment to the agreement to purchase the property located at 3000 Ember Drive. The seller agreed to extend the closing date from October 29, 2015 to November 30, 2015 for in consideration for an additional security deposit of $25,000 and an increase in the purchase price by $7,500 for each week the closing extends beyond October 29, 2015.